UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: July 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

JULY 31, 2005

Smith Barney

Allocation Series Inc.

High Growth Portfolio

Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Smith Barney Allocation Series, Inc.

Semi-Annual Report • July 31, 2005

What’s inside

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief

Executive Officer

Dear Shareholder,

The U.S. economy continued to expand during the six-month reporting period. Rising interest rates, record high oil prices and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8% and the preliminary estimate for second quarter GDP growth was 3.4%, another solid advance. This marked nine consecutive quarters when GDP grew 3.0% or more.

With the economy growing at a brisk pace, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through January 2005, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. After the Fund’s reporting period had ended, at its August meeting, the Fed again raised the federal funds rate by 0.25%, bringing it to 3.50%.

During the six months covered by this report, the U.S. stock market generated positive returns, with the S&P 500 Indexiv returning 5.45%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 12.17%, 6.69%, and 9.58%, respectively. From a market style perspective, value-oriented stocks slightly outperformed their growth counterparts as the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returned 6.98% and 6.76%, respectively.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       1

During most of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds target rate rose to 3.25%. Over much of the six-month period, 10-year Treasuries declined. However, they rose sharply in July 2005 and ended the period at 4.28%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,x returned 0.95%.

Within this environment the Funds performed as follows:

High Growth Portfolio

Performance Review

For the six months ended July 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — High Growth Portfolio, excluding sales charges, returned 5.58%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxi and the Citigroup High Yield Market Index,xii returned 5.45%, 9.58%, 3.76% and 2.42%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 6.35% over the same time frame.

Growth Portfolio

Performance Review

For the six months ended July 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Growth Portfolio, excluding sales charges, returned 4.37%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxi and the Lehman Brothers Government/Credit Bond Index,xiii returned 5.45%, 9.58%, 3.76% and 0.89%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 6.35% over the same time frame.

Balanced Portfolio

Performance Review

For the six months ended July 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Balanced Portfolio, excluding sales charges, returned 2.48%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index,xiii Citigroup World Government Bond Indexxiv and the Citigroup One-Year U.S. Treasury Bill Index,xv returned 5.45%, 0.89%, –3.55% and 0.96%, respectively, for the same period. The Lipper Balanced Funds Category Average2 increased 3.96% over the same time frame.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions including returns of capital, if any, calculated among the 787 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions including returns of capital, if any, calculated among the 636 funds in the Fund’s Lipper category, and excluding sales charges.

2       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Conservative Portfolio

Performance Review

For the six months ended July 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Conservative Portfolio, excluding sales charges, returned 1.69%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index,xiii the Citigroup High Yield Market Indexxii and the Citigroup One-Year U.S. Treasury Bill Indexxv returned 5.45%, 0.89%, 2.42% and 0.96%, respectively, for the same period. The Lipper Income Funds Category Average3 increased 3.22% over the same time frame.

Income Portfolio

Performance Review

For the six months ended July 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Income Portfolio, excluding sales charges, returned 1.35%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index,xiii the Citigroup High Yield Market Indexxii and the Citigroup One-Year U.S. Treasury Bill Indexxv returned 5.45%, 0.89%, 2.42% and 0.96%, respectively, for the same period. The Lipper General Bond Funds Category Average4 increased 1.21% over the same time frame.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions including returns of capital, if any, calculated among the 225 funds in the Fund’s Lipper category, and excluding sales charges.

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions including returns of capital, if any, calculated among the 32 funds in the Fund’s Lipper category, and excluding sales charges.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       3

Performance Snapshot as of July 31, 2005 (excluding sales charges) (unaudited)

6 Months

High Growth Portfolio — Class A Shares	5.58%
S&P 500 Index	5.45%
Russell 2000 Index	9.58%
MSCI EAFE Index	3.76%
Citigroup High Yield Market Index	2.42%
Lipper Multi-Cap Core Funds Category Average	6.35%

Growth Portfolio — Class A Shares	4.37%
S&P 500 Index	5.45%
Russell 2000 Index	9.58%
MSCI EAFE Index	3.76%
Lehman Brothers Government/Credit Bond Index	0.89%
Lipper Multi-Cap Core Funds Category Average	6.35%

Balanced Portfolio — Class A Shares	2.48%
S&P 500 Index	5.45%
Lehman Brothers Government/Credit Bond Index	0.89%
Citigroup World Government Bond Index	-3.55%
Citigroup One-Year U.S. Treasury Bill Index	0.96%
Lipper Balanced Funds Category Average	3.96%

Conservative Portfolio — Class A Shares	1.69%
S&P 500 Index	5.45%
Lehman Brothers Government/Credit Bond Index	0.89%
Citigroup High Yield Market Index	2.42%
Citigroup One-Year U.S. Treasury Bill Index	0.96%
Lipper Income Funds Category Average	3.22%

Income Portfolio — Class A Shares	1.35%
S&P 500 Index	5.45%
Lehman Brothers Government/Credit Bond Index	0.89%
Citigroup High Yield Market Index	2.42%
Citigroup One-Year U.S. Treasury Bill Index	0.96%
Lipper General Bond Funds Category Average	1.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Performance figures for High Growth Portfolio, Growth Portfolio, Conservative Portfolio and Income Portfolio reflect reimbursements and/or fee waivers, without which the performance would have been lower.

All class share returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, High Growth Portfolio Class B and Class C shares returned 5.24% and 5.28%, respectively, over the six months ending July 31, 2005. Excluding sales charges, Growth Portfolio Class B and Class C shares returned 3.99% and 4.07%, respectively, over the six months ended July 31, 2005. Excluding sales charges, Balanced Portfolio Class B and Class C shares returned 2.10% and 2.16%, respectively, over the six months ending July 31, 2005. Excluding sales charges, Conservative Portfolio Class B and Class C shares returned 1.40% and 1.59%, respectively, over the six months ending July 31, 2005. Excluding sales charges, Income Portfolio Class B and Class C shares returned 1.17% and 1.20%, respectively, over the six months ending July 31, 2005.

4       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Company’s Board of Directors has approved a new investment management contract between the Funds and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       5

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 25, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

High Growth Portfolio: Certain underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Growth Portfolio: Certain underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Balanced Portfolio: Certain underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Funds’ share price. Please see the Fund’s prospectus for more information on these and other risks.

Conservative Portfolio: Certain underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Certain underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Funds’ share price. Please see the Fund’s prospectus for more information on these and other risks.

Income Portfolio: Certain underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Certain underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Funds share price. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

xii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

xiii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).

xiv	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.

xv	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.

6       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund at a Glance (as of 7/31/05) (unaudited)

Allocation Series High Growth Portfolio Breakdown

As a Percent of Total Investments

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       7

Fund at a Glance (as of 7/31/05) (unaudited)

Allocation Series Growth Portfolio Breakdown

As a Percent of Total Investments

8       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund at a Glance (as of 7/31/05) (unaudited)

Allocation Series Balanced Portfolio Breakdown

As a Percent of Total Investments

14% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
Corporate Bonds and Notes
Mortgage-Backed Securities
Repurchase Agreements
Sovereign Bonds
U.S. Government and Agency Obligations
33% Smith Barney Core Plus Bond Fund Inc.
Top 5 Sectors:
U.S. Government and Agency Obligations
Mortgage-Backed Securities
Repurchase Agreements
Corporate Bonds and Notes
Asset-Backed Securities
0%* Repurchase Agreement
14% Smith Barney Investment Series — Smith Barney Growth and Income Fund
Top 5 Sectors:
Financials
Information Technology
Consumer Discretionary
Health Care
Industrials
12% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors:
Information Technology
Consumer Discretionary
Health Care
Financials
Consumer Staples
14% Smith Barney Fundamental Value Fund Inc.
Top 5 Sectors:
Information Technology
Financials
Consumer Discretionary
Energy
Health Care
13% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Information Technology
Consumer Discretionary
Energy

*Represents Less Than 1%

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       9

Fund at a Glance (as of 7/31/05) (unaudited)

Allocation Series Conservative Portfolio Breakdown

As a Percent of Total Investments

18% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
Corporate Bonds and Notes
Mortgage-Backed Securities
Repurchase Agreements
Sovereign Bonds
U.S. Government and Agency Obligations
1% Repurchase Agreement
41% Smith Barney Core Plus Bond Fund Inc.
Top 5 Sectors:
U.S. Government and Agency Obligations
Mortgage-Backed Securities
Repurchase Agreements
Corporate Bonds and Notes
Asset-Backed Securities
9% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Telecommunications
Media
Electric
Chemical
Pipelines
5% Smith Barney Fundamental Value Fund Inc.
Top 5 Sectors:
Information Technology
Financials
Consumer Discretionary
Energy
Health Care
6% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors:
Information Technology
Consumer Discretionary
Health Care
Financials
Consumer Staples
10% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors:
Financials
Information Technology
Consumer Discretionary
Health Care
Industrials
10% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Information Technology
Consumer Discretionary
Energy

10       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund at a Glance (as of 7/31/05) (unaudited)

Allocation Series Income Portfolio Breakdown

As a Percent of Total Investments

18% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
Corporate Bonds and Notes
Mortgage-Backed Securities
Repurchase Agreements
Sovereign Bonds
U.S. Government and Agency Obligations
19% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Telecommunications
Media
Electric
Chemical
Pipelines
1% Repurchase Agreement
52% Smith Barney Core Plus Bond Fund Inc.
Top 5 Sectors:
U.S. Government and Agency Obligations
Mortgage-Backed Securities
Repurchase Agreements
Corporate Bonds and Notes
Asset-Backed Securities
5% Smith Barney Income Funds — SB Capital and Income Fund
Top 5 Sectors:
Financials
Health Care
Consumer Discretionary
Information Technology
Energy
5% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Information Technology
Consumer Discretionary
Energy

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       11

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested distributions, including returns of capital, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2005 and held for the six months ended July 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
High Growth Portfolio:
Class A	5.58%	$1,000.00	$1,055.80	0.80%	$4.08

Class B	5.24	1,000.00	1,052.40	1.55	7.89

Class C	5.28	1,000.00	1,052.80	1.38	7.02

Growth Portfolio:
Class A	4.37	1,000.00	1,043.70	0.80	4.05

Class B	3.99	1,000.00	1,039.90	1.55	7.84

Class C	4.07	1,000.00	1,040.70	1.41	7.13

Balanced Portfolio:
Class A	2.48	1,000.00	1,024.80	0.71	3.56

Class B	2.10	1,000.00	1,021.00	1.52	7.62

Class C	2.16	1,000.00	1,021.60	1.36	6.82

Conservative Portfolio:
Class A	1.69	1,000.00	1,016.90	0.74	3.70

Class B	1.40	1,000.00	1,014.00	1.30	6.49

Class C	1.59	1,000.00	1,015.90	1.19	5.95

Income Portfolio:
Class A	1.35	1,000.00	1,013.50	0.80	3.99

Class B	1.17	1,000.00	1,011.70	1.30	6.48

Class C	1.20	1,000.00	1,012.00	1.25	6.24

(1)	For the six months ended July 31, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
High Growth Portfolio:
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,017.96	1.38	6.90

Growth Portfolio:
Class A	5.00	1,000.00	1,020.83	0.80	4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,017.81	1.41	7.05

Balanced Portfolio:
Class A	5.00	1,000.00	1,021.28	0.71	3.56

Class B	5.00	1,000.00	1,017.26	1.52	7.60

Class C	5.00	1,000.00	1,018.06	1.36	6.80

Conservative Portfolio:
Class A	5.00	1,000.00	1,021.13	0.74	3.71

Class B	5.00	1,000.00	1,018.35	1.30	6.51

Class C	5.00	1,000.00	1,018.90	1.19	5.96

Income Portfolio:
Class A	5.00	1,000.00	1,020.83	0.80	4.01

Class B	5.00	1,000.00	1,018.35	1.30	6.51

Class C	5.00	1,000.00	1,018.60	1.25	6.26

(1)	For the six months ended July 31, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       13

Schedules of Investments (unaudited) July 31, 2005

HIGH GROWTH PORTFOLIO

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.5%
1,670,016	Smith Barney Aggressive Growth Fund Inc.	$174,082,485
2,840,961	Smith Barney Core Plus Bond Fund Inc.	35,512,013
10,298,605	Smith Barney Funds, Inc. — Large Cap Value Fund	168,588,157
3,975,766	Smith Barney Income Funds — Smith Barney High Income Fund	27,750,849
9,309,017	Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund	218,017,179
4,013,913	Smith Barney Small Cap Core Fund Inc.	70,685,011

	TOTAL UNDERLYING FUNDS (Cost — $561,160,545)	694,635,694

Face Amount
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$4,560,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity — $4,561,250; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value — $4,651,221) (Cost — $4,560,000)	4,560,000

	TOTAL INVESTMENTS — 100.1% (Cost — $565,720,545#)	699,195,694
	Liabilities in Excess of Other Assets — (0.1)%	(1,043,903)

	TOTAL NET ASSETS — 100.0%	$698,151,791

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued) July 31, 2005

GROWTH PORTFOLIO

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.9%
617,005	Smith Barney Aggressive Growth Fund Inc.	$64,316,596
9,965,702	Smith Barney Core Plus Bond Fund Inc.	124,571,272
9,573,504	Smith Barney Funds, Inc. — Large Cap Value Fund	156,718,272
7,926,889	Smith Barney Income Funds — Smith Barney High Income Fund	55,329,684
6,958,899	Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund	162,977,410
3,654,143	Smith Barney Small Cap Core Fund Inc.	64,349,464

	TOTAL UNDERLYING FUNDS (Cost — $582,765,235)	628,262,698

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$1,243,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity — 1,243,341; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value — $1,267,866) (Cost — $1,243,000)	1,243,000

	TOTAL INVESTMENTS — 100.1% (Cost — $584,008,235#)	629,505,698
	Liabilities in Excess of Other Assets — (0.1)%	(582,028)

	TOTAL NET ASSETS — 100.0%	$628,923,670

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       15

Schedules of Investments (unaudited) (continued) July 31, 2005

BALANCED PORTFOLIO

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.9%
3,581,920	Smith Barney Appreciation Fund Inc.	$52,940,775
10,374,793	Smith Barney Core Plus Bond Fund Inc.	129,684,913
3,566,935	Smith Barney Fundamental Value Fund Inc.	55,858,208
7,784,820	Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund	53,715,257
3,496,816	Smith Barney Investment Series — SB Growth and Income Fund	54,655,229
2,003,876	Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund	46,930,787

	TOTAL UNDERLYING FUNDS (Cost — $371,708,507)	393,785,169

Face Amount
SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$545,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity — $545,149; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value — $555,903) (Cost — $545,000)	545,000

	TOTAL INVESTMENTS — 100.0% (Cost — $372,253,507#)	394,330,169
	Liabilities in Excess of Other Assets — (0.0)%	(124,440)

	TOTAL NET ASSETS — 100.0%	$394,205,729

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued) July 31, 2005

CONSERVATIVE PORTFOLIO

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%
844,073	Smith Barney Appreciation Fund Inc.	$12,475,393
3,994,421	Smith Barney Core Plus Bond Fund Inc.	49,930,270
412,747	Smith Barney Fundamental Value Fund Inc.	6,463,612
	Smith Barney Income Funds:
3,207,969	Smith Barney Diversified Strategic Income Fund	22,134,987
1,537,935	Smith Barney High Income Fund	10,734,784
802,844	Smith Barney Investment Series — SB Growth and Income Fund	12,548,450
284,640	Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund	6,666,275

	TOTAL UNDERLYING FUNDS (Cost — $122,853,354)	120,953,771

Face Amount
SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$326,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity — $326,089; (Fully collateralized by a U.S. Treasury Note, 3.500% due 11/15/09; Market value — $332,522) (Cost — $326,000)	326,000

	TOTAL INVESTMENTS — 99.9% (Cost — $123,179,354#)	121,279,771
	Other Assets in Excess of Liabilities — 0.1%	130,786

	TOTAL NET ASSETS — 100.0%	$121,410,557

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       17

Schedules of Investments (unaudited) (continued) July 31, 2005

INCOME PORTFOLIO

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.1%
185,880	Smith Barney Appreciation Fund Inc.	$2,747,313
2,240,060	Smith Barney Core Plus Bond Fund Inc.	28,000,744
	Smith Barney Income Funds:
164,587	SB Capital and Income Fund	2,852,298
1,384,325	Smith Barney Diversified Strategic Income Fund	9,551,843
1,471,456	Smith Barney High Income Fund	10,270,762

	TOTAL UNDERLYING FUNDS (Cost — $57,713,286)	53,422,960

Face Amount
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$256,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity — $256,070; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value — $261,121) (Cost — $256,000)	256,000

	TOTAL INVESTMENTS — 99.6% (Cost — $57,969,286#)	53,678,960
	Other Assets in Excess of Liabilities — 0.4%	191,463

	TOTAL NET ASSETS — 100.0%	$53,870,423

# Aggregate	cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) July 31, 2005

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
ASSETS:
Investments, at cost	$565,720,545	$584,008,235	$372,253,507	$123,179,354	$57,969,286
Foreign currency, at cost	18,092	11,786	3,606	—	—

Investments, at value	$699,195,694	$629,505,698	$394,330,169	$121,279,771	$53,678,960
Foreign currency, at value	18,016	11,842	3,621	—	—
Cash	185	824	503	903	799
Receivable for Fund shares sold	381,308	329,206	315,447	74,853	77,870
Dividends and interest receivable	301,073	787,819	718,469	351,225	217,778
Prepaid expenses	45,019	24,071	13,974	12,253	15,363
Receivable from manager	—	—	—	—	1,226

Total Assets	699,941,295	630,659,460	395,382,183	121,719,005	53,991,996

LIABILITIES:
Transfer agent fees payable	776,970	700,997	285,114	90,262	43,465
Payable for Fund shares repurchased	647,024	648,072	632,986	142,670	41,014
Distribution fees payable	139,664	129,955	83,267	18,509	8,447
Management fees payable	46,520	116,612	88,256	26,761	—
Directors’ fees payable	266	218	653	781	414
Payable for foreign currency purchased	15	—	—	—	—
Distributions payable	—	—	—	—	10,982
Accrued expenses	179,045	139,936	86,178	29,465	17,251

Total Liabilities	1,789,504	1,735,790	1,176,454	308,448	121,573

Total Net Assets	$698,151,791	$628,923,670	$394,205,729	$121,410,557	$53,870,423

NET ASSETS:
Par value (Note 7)	$48,534	$50,526	$32,136	$10,510	$5,217
Paid-in capital in excess of par value	643,095,064	666,493,957	391,730,950	124,093,971	60,000,779
Undistributed net investment income	—	2,284,373	692,755	276,311	65,863
Accumulated net investment loss	(1,459,448)	—	—	—	—
Accumulated net realized loss on investments and foreign currency transactions	(77,007,417)	(85,402,705)	(20,326,789)	(1,070,652)	(1,911,110)
Net unrealized appreciation (depreciation) on investments and foreign currencies	133,475,058	45,497,519	22,076,677	(1,899,583)	(4,290,326)

Total Net Assets	$698,151,791	$628,923,670	$394,205,729	$121,410,557	$53,870,423

Shares Outstanding:
Class A	30,391,678	31,048,984	19,458,436	6,720,963	3,534,525

Class B	15,375,444	16,396,552	9,660,148	3,026,736	1,391,546

Class C	2,767,076	3,080,217	3,017,898	763,110	291,361

Net Asset Value:
Class A (and redemption price)	$14.57	$12.41	$12.16	$11.49	$10.29

Class B*	$14.06	$12.50	$12.43	$11.65	$10.39

Class C*	$14.15	$12.52	$12.45	$11.64	$10.38

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$15.34	$13.06	$12.80	—	—

Class A (based on maximum sales charge of 4.50%)	—	—	—	$12.03	$10.77

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% (4.50% for the Conservative Portfolio and the Income Portfolio) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       19

Statements of Operations (unaudited) For the Six Months Ended July 31, 2005

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
INVESTMENT INCOME:
Income distributions from Underlying Funds	$2,060,766	$5,521,511	$4,524,955	$2,195,189	$1,318,146
Interest	51,345	73,517	44,054	12,805	6,339
Dividend Income (Notes 1 and 9)	44,780	25,430	3,816	—	—
Less: Foreign taxes withheld	(6,812)	(3,394)	(572)	—	—

Total Investment Income	2,150,079	5,617,064	4,572,253	2,207,994	1,324,485

EXPENSES:
Distribution fees (Notes 2 and 4)	1,798,546	1,704,335	1,099,708	261,813	110,836
Transfer agent fees (Notes 2 and 4)	1,644,663	1,171,983	462,398	150,167	70,162
Management fees (Note 2)	670,432	614,686	391,369	119,752	52,945
Shareholder reports (Note 4)	78,587	46,940	18,384	7,459	2,945
Registration fees	40,316	22,692	19,610	6,564	17,595
Directors’ fees	12,087	10,958	7,800	3,370	2,880
Custody	11,891	12,127	7,464	7,417	7,091
Audit and tax	8,719	8,540	8,678	8,624	8,582
Legal fees	4,758	4,219	3,985	4,839	4,884
Miscellaneous expenses	3,916	8,423	3,072	3,000	3,209

Total Expenses	4,273,915	3,604,903	2,022,468	573,005	281,129
Less: Management fees waiver and/or expense reimbursement (Note 2)	(664,388)	(244,173)	—	(5,117)	(24,816)

Net Expenses	3,609,527	3,360,730	2,022,468	567,888	256,313

Net Investment Income (Loss)	(1,459,448)	2,256,334	2,549,785	1,640,106	1,068,172

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(8,220,191)	(23,222,239)	(3,176,137)	151,136	239,207
Security Transactions (Note 9)	(1,454,442)	(249,222)	(14,389)	—	—
Capital gain distributions from Underlying Funds	—	—	522,960	123,235	26,501
Foreign currency transactions	(63,703)	(26,868)	3,551	—	—

Net Realized Gain (Loss)	(9,738,336)	(23,498,329)	(2,664,015)	274,371	265,708

Change in Net Unrealized Appreciation/Depreciation From:
Underlying Funds	47,244,003	46,883,099	9,108,691	65,924	(612,278)
Foreign currencies	(91)	56	15	—	—

Change in Net Unrealized Appreciation/Depreciation	47,243,912	46,883,155	9,108,706	65,924	(612,278)

Net Gain (Loss) on Investments and Foreign Currency Transactions	37,505,576	23,384,826	6,444,691	340,295	(346,570)

Increase in Net Assets From Operations	$36,046,128	$25,641,160	$8,994,476	$1,980,401	$721,602

See Notes to Financial Statements.

20       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statements of Changes in Net Assets For the Six Months Ended July 31, 2005 (unaudited) and the Year Ended January 31, 2005

	High Growth Portfolio

	July 31, 2005	January 31, 2005
OPERATIONS:
Net investment loss	$(1,459,448)	$(2,464,408)
Net realized loss	(9,738,336)	(170,766)
Change in net unrealized appreciation/depreciation of Underlying Funds	47,243,912	26,504,543

Increase in Net Assets From Operations	36,046,128	23,869,369

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	50,639,504	105,396,526
Net assets value of shares issued in connection with the transfer of the Smith Barney Allocation Series, Inc. – Global Portfolio’s net assets (Note 6)	—	28,632,738
Cost of shares repurchased	(81,218,935)	(144,853,054)

Decrease in Net Assets From Fund Share Transactions	(30,579,431)	(10,823,790)

Increase in Net Assets	5,466,697	13,045,579
NET ASSETS:
Beginning of period	692,685,094	679,639,515

End of period*	$698,151,791	$692,685,094

* Includes unaccumulated net investment loss of:	$(1,459,448)	—

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       21

Statements of Changes in Net Assets For the Six Months Ended July 31, 2005 (unaudited) and the Year Ended January 31, 2005

	Growth Portfolio

	July 31, 2005	January 31, 2005
OPERATIONS:
Net investment income	$2,256,334	$5,064,046
Net realized loss	(23,498,329)	(14,765,237)
Change in net unrealized appreciation/depreciation of Underlying Funds	46,883,155	27,679,143

Increase in Net Assets From Operations	25,641,160	17,977,952

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(6,367,539)

Decrease in Net Assets From Distributions to Shareholders	—	(6,367,539)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	49,713,943	110,066,777
Reinvestment of distributions	—	6,288,223
Cost of shares repurchased	(83,678,834)	(163,008,177)

Decrease in Net Assets From Fund Share Transactions	(33,964,891)	(46,653,177)

Decrease in Net Assets	(8,323,731)	(35,042,764)
NET ASSETS:
Beginning of period	637,247,401	672,290,165

End of period*	$628,923,670	$637,247,401

* Includes undistributed net investment income of:	$2,284,373	$28,039

See Notes to Financial Statements.

22       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statement of Changes in Net Assets For the Six Months Ended July 31, 2005 (unaudited) and the Year Ended January 31, 2005

	Balanced Portfolio

	July 31, 2005	January 31, 2005
OPERATIONS:
Net investment income	$2,549,785	$6,549,147
Net realized loss	(2,664,015)	(11,991,642)
Change in net unrealized appreciation/depreciation of Underlying Funds	9,108,706	17,622,440

Increase in Net Assets From Operations	8,994,476	12,179,945

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(2,127,923)	6,278,254

Decrease in Net Assets From Distributions to Shareholders	(2,127,923)	(6,278,254)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	34,837,009	88,235,320
Reinvestment of distributions	2,079,193	6,132,720
Cost of shares repurchased	(51,528,810)	(108,942,402)

Decrease in Net Assets From Fund Share Transactions	(14,612,608)	(14,574,362)

Decrease in Net Assets	(7,746,055)	(8,672,671)
NET ASSETS:
Beginning of period	401,951,784	410,624,455

End of period*	$394,205,729	$401,951,784

* Includes undistributed net investment income of:	$692,755	$270,893

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       23

Statements of Changes in Net Assets For the Six Months Ended July 31, 2005 (unaudited) and the Year Ended January 31, 2005

	Conservative Portfolio

	July 31, 2005	January 31, 2005
OPERATIONS:
Net investment income	$1,640,106	$3,400,932
Net realized gain (loss)	274,371	(224,716)
Change in net unrealized appreciation/depreciation of Underlying Funds	65,924	871,854
Unrealized appreciation on investments not meeting investment guidelines	—	329,826

Increase in Net Assets From Operations	1,980,401	4,377,896

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,571,854)	(3,192,873)

Decrease in Net Assets From Distributions to Shareholders	(1,571,854)	(3,192,873)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	14,955,547	37,534,639
Reinvestment of distributions	1,527,826	3,102,359
Cost of shares repurchased	(16,490,368)	(37,719,525)

Increase (Decrease) in Net Assets From Fund Share Transactions	(6,995)	2,917,473

Increase in Net Assets	401,552	4,102,496
NET ASSETS:
Beginning of period	121,009,005	116,906,509

End of period*	$121,410,557	$121,009,005

* Includes undistributed net investment income of:	$276,311	$208,059

See Notes to Financial Statements.

24       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statements of Changes in Net Assets For the Six Months Ended July 31, 2005 (unaudited) and the Year Ended January 31, 2005

	Income Portfolio

	July 31, 2005	January 31, 2005
OPERATIONS:
Net investment income	$1,068,172	$1,958,314
Net realized gain (loss)	265,708	(284,268)
Change in net unrealized appreciation/depreciation on Underlying Funds	(612,278)	374,119

Increase in Net Assets From Operations	721,602	2,048,165

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,025,777)	(1,923,558)

Decrease in Net Assets From Distributions to Shareholders	(1,025,777)	(1,923,558)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	8,788,133	14,343,836
Reinvestment of distributions	960,619	1,799,644
Cost of shares repurchased	(8,054,496)	(15,414,112)

Increase in Net Assets From Fund Share Transactions	1,694,256	729,368

Increase in Net Assets	1,390,081	853,975
NET ASSETS:
Beginning of period	52,480,342	51,626,367

End of period*	$53,870,423	$52,480,342

* Includes undistributed net investment income of:	$65,863	$23,468

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       25

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

HIGH GROWTH PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.80		$13.31	$9.22	$12.12	$15.11	$16.81

Income (Loss) From Operations:
Net investment income (loss)(3)	(0.01)		(0.01)	0.00 *	(0.01)	0.04	0.66
Net realized and unrealized gain (loss)	0.78		0.50	4.09	(2.89)	(2.46)	(0.85)

Total Income (Loss) From Operations	0.77		0.49	4.09	(2.90)	(2.42)	(0.19)

Less Distributions From:
Net investment income	—		—	—	—	(0.00)*	(0.67)
Net realized gains	—		—	—	—	(0.57)	(0.84)

Total Distributions	—		—	—	—	(0.57)	(1.51)

Net Asset Value, End of Period	$14.57		$13.80	$13.31	$9.22	$12.12	$15.11

Total Return(4)	5.58%		3.68%	44.36%	(23.93)%	(16.25)%	(0.94)%

Net Assets, End of Period (000s)	$442,886		$415,122	$358,644	$258,430	$366,092	$452,084

Ratios to Average Net Assets:
Gross expenses	0.99	%(5)	1.00%	1.15%	1.35%	0.88%	0.60%
Net expenses(6)	0.80	(5)(7)	0.79 (7)	0.80 (7)	0.80 (7)	0.71 (7)	0.60
Net investment income	(0.15	)(5)	(0.04)	0.04	(0.07)	0.33	3.90

Portfolio Turnover Rate	42%		4%	4%	0%	5%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income (loss) per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

26       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

HIGH GROWTH PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$ 13.36		$ 12.99	$ 9.06	$ 12.01	$ 15.08	$ 16.74

Income (Loss) From Operations:
Net investment income (loss)(3)	(0.06)		(0.10)	(0.08)	(0.09)	(0.05)	0.52
Net realized and unrealized gain (loss)	0.76		0.47	4.01	(2.86)	(2.45)	(0.82)

Total Income (Loss) From Operations	0.70		0.37	3.93	(2.95)	(2.50)	(0.30)

Less Distributions From:
Net investment income	—		—	—	—	—	(0.52)
Net realized gains	—		—	—	—	(0.57)	(0.84)

Total Distributions	—		—	—	—	(0.57)	(1.36)

Net Asset Value, End of Period	$14.06		$13.36	$12.99	$9.06	$12.01	$15.08

Total Return(4)	5.24%		2.85%	43.38%	(24.56)%	(16.83)%	(1.65)%

Net Assets, End of Period (000s)	$216,121		$234,734	$278,172	$206,591	$293,784	$367,656

Ratios to Average Net Assets:
Gross expenses	1.79	%(5)	1.79%	1.82%	2.01%	1.62%	1.35%
Net expenses(6)	1.55	(5)(7)	1.54 (7)	1.55 (7)	1.55 (7)	1.46 (7)	1.35
Net investment income	(0.92	)(5)	(0.82)	(0.71)	(0.82)	(0.42)	3.10

Portfolio Turnover Rate	42%		4%	4%	0%	5%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income (loss) per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       27

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)(2)

HIGH GROWTH PORTFOLIO	2005(3)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.44		$13.04	$ 9.08	$ 12.01	$15.09	$16.75

Income (Loss) From Operations:
Net investment income (loss)(4)	(0.05)		(0.08)	(0.05)	(0.08)	(0.05)	0.54
Net realized and unrealized gain (loss)	0.76		0.48	4.01	(2.85)	(2.46)	(0.84)

Total Income (Loss) From Operations	0.71		0.40	3.96	(2.93)	(2.51)	(0.30)

Less Distributions From:
Net investment income	—		—	—	—	—	(0.52)
Net realized gains	—		—	—	—	(0.57)	(0.84)

Total Distributions	—		—	—	—	(0.57)	(1.36)

Net Asset Value, End of Period	$14.15		$13.44	$13.04	$ 9.08	$12.01	$15.09

Total Return(5)	5.28%		3.07%	43.61%	(24.40)%	16.88%	(1.65)%

Net Assets, End of Period (000s)	$39,145		$42,829	$42,824	$31,232	$43,455	$51,092

Ratios to Average Net Assets:
Gross expenses	1.38	%(6)	1.38%	1.30%	1.47%	1.44%	1.35%
Net expenses(7)	1.38	(6)	1.36 (8)	1.30	1.47	1.44	1.35
Net investment income	(0.75	)(6)	(0.63)	(0.46)	(0.75)	(0.40)	3.21

Portfolio Turnover Rate	42%		4%	4%	0%	5%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended July 31, 2005 (unaudited).

(4)	Net investment income (loss) per share includes short-term capital gain distributions, if any, from Underlying Funds.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

28       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

GROWTH PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.89		$11.66	$ 8.75	$10.89	$13.64	$15.11

Income (Loss) From Operations:
Net investment income(3)	0.06		0.13	0.13	0.13	0.22	0.58
Net realized and unrealized gain (loss)	0.46		0.27	2.90	(2.12)	(2.04)	(0.57)

Total Income (Loss) From Operations	0.52		0.40	3.03	(1.99)	(1.82)	0.01

Less Distributions From:
Net investment income	—		(0.17)	(0.12)	(0.13)	(0.24)	(0.60)
Net realized gains	—		—	—	(0.02)	(0.69)	(0.88)

Total Distributions	—		(0.17)	(0.12)	(0.15)	(0.93)	(1.48)

Net Asset Value, End of Period	$12.41		$11.89	$11.66	$ 8.75	$10.89	$13.64

Total Return(4)	4.37%		3.40%	34.67%	(18.32)%	13.56%	0.21%

Net Assets, End of Period (000s)	$385,381		$363,251	$321,089	$256,146	$354,879	$432,596

Ratios to Average Net Assets:
Gross expenses	0.86	%(5)	0.87%	0.93%	1.03%	0.76%	0.60%
Net expenses(6)	0.80	(5)(7)	0.78 (7)	0.80 (7)	0.80 (7)	0.76	0.60
Net investment income	1.04	(5)	1.16	1.27	1.30	1.81	3.91

Portfolio Turnover Rate	40%		5%	0%	1%	6%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       29

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

GROWTH PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.02		$11.77	$8.82	$10.98	$13.74	$15.18

Income (Loss) From Operations:
Net investment income(3)	0.02		0.04	0.05	0.05	0.13	0.47
Net realized and unrealized gain (loss)	0.46		0.26	2.93	(2.13)	(2.05)	(0.57)

Total Income (Loss) From Operations	0.48		0.30	2.98	(2.08)	(1.92)	(0.10)

Less Distributions From:
Net investment income	—		(0.05)	(0.03)	(0.06)	(0.15)	(0.46)
Net realized gains	—		—	—	(0.02)	(0.69)	(0.88)

Total Distributions	—		(0.05)	(0.03)	(0.08)	(0.84)	(1.34)

Net Asset Value, End of Period	$12.50		$12.02	$11.77	$8.82	$10.98	$13.74

Total Return(4)	3.99%		2.58%	33.81%	(18.98)%	(14.17)%	(0.56)%

Net Assets, End of Period (000s)	$204,980		$230,727	$306,251	$252,783	$353,777	$453,823

Ratios to Average Net Assets:
Gross expenses	1.68	%(5)	1.63%	1.60%	1.69%	1.49%	1.35%
Net expenses(6)	1.55	(5)(7)	1.54 (7)	1.55 (7)	1.55 (7)	1.49	1.35
Net investment income	0.26	(5)	0.36	0.52	0.55	1.08	3.11

Portfolio Turnover Rate	40%		5%	0%	1%	6%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

30       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)(2)

GROWTH PORTFOLIO	2005(3)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.03		$11.78	$ 8.83	$11.00	$13.74	$15.19

Income (Loss) From Operations:
Net investment income(4)	0.02		0.06	0.07	0.06	0.14	0.47
Net realized and unrealized gain (loss)	0.47		0.27	2.93	(2.15)	(2.04)	(0.58)

Total Income (Loss) From Operations	0.49		0.33	3.00	(2.09)	(1.90)	(0.11)

Less Distributions From:
Net investment income	—		(0.08)	(0.05)	(0.06)	(0.15)	(0.46)
Net realized gains	—		—	—	(0.02)	(0.69)	(0.88)

Total Distributions	—		(0.08)	(0.05)	(0.08)	(0.84)	(1.34)

Net Asset Value, End of Period	$12.52		$12.03	$11.78	$ 8.83	$11.00	$13.74

Total Return(5)	4.07%		2.79%	33.99%	(19.03)%	(14.01)%	(0.62)%

Net Assets, End of Period (000s)	$38,563		$43,269	$44,950	$33,933	$46,933	$55,586

Ratios to Average Net Assets:
Gross expenses	1.41	%(6)	1.38%	1.38%	1.54%	1.41%	1.35%
Net expenses(7)	1.41	(6)	1.37 (8)	1.38	1.54	1.41	1.35
Net investment income	0.41	(6)	0.55	0.70	0.57	1.17	3.12

Portfolio Turnover Rate	40%		5%	0%	1%	6%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended July 31, 2005 (unaudited).

(4)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       31

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

BALANCED PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.95		$11.77	$ 9.86	$10.93	$12.38	$12.58

Income (Loss) From Operations:
Net investment income(3)	0.10		0.24	0.26	0.22	0.41	0.58
Net realized and unrealized gain (loss)	0.19		0.17	1.91	(0.99)	(0.98)	0.55

Total Income (Loss) From Operations	0.29		0.41	2.17	(0.77)	(0.57)	1.13

Less Distributions From:
Net investment income	(0.08)		(0.23)	(0.26)	(0.24)	(0.49)	(0.63)
Net realized gains	—		—	—	—	(0.39)	(0.70)
Capital	—		—	(0.00)*	(0.06)	—	—

Total Distributions	(0.08)		(0.23)	(0.26)	(0.30)	(0.88)	(1.33)

Net Asset Value, End of Period	$12.16		$11.95	$11.77	$ 9.86	$10.93	$12.38

Total Return(4)	2.48%		3.51%	22.32%	(7.12)%	(4.58)%	9.42%

Net Assets, End of Period (000s)	$236,563		$226,769	$195,214	$164,473	$204,437	$220,781

Ratios to Average Net Assets:
Gross expenses	0.71	%(5)	0.73%	0.76%	0.81%	0.67%	0.60%
Net expenses(6)	0.71	(5)	0.72 (7)	0.76	0.80 (7)	0.67	0.60
Net investment income	1.63	(5)	2.02	2.40	2.12	3.52	4.61

Portfolio Turnover Rate	29%		16%	1%	1%	1%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

32       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

BALANCED PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.21		$12.03	$10.08	$11.17	$12.55	$12.64

Income (Loss) From Operations:
Net investment income(3)	0.05		0.14	0.18	0.15	0.33	0.49
Net realized and unrealized gain (loss)	0.21		0.18	1.95	(1.02)	(0.99)	0.56

Total Income (Loss) From Operations	0.26		0.32	2.13	(0.87)	(0.66)	1.05

Less Distributions From:
Net investment income	(0.04)		(0.14)	(0.18)	(0.16)	(0.33)	(0.44)
Net realized gains	—		—	—	—	(0.39)	(0.70)
Capital	—		—	(0.00)*	(0.06)	—	—

Total Distributions	(0.04)		(0.14)	(0.18)	(0.22)	(0.72)	(1.14)

Net Asset Value, End of Period	$12.43		$12.21	$12.03	$10.08	$11.17	$12.55

Total Return(4)	2.10%		2.64%	21.39%	(7.79)%	(5.29)%	8.66%

Net Assets, End of Period (000s)	$120,061		$135,612	$176,633	$160,381	$199,381	$226,548

Ratios to Average Net Assets:
Gross expenses	1.52	%(5)	1.52%	1.53%	1.52%	1.42%	1.35%
Net expenses(6)	1.52	(5)	1.51 (7)	1.53	1.52	1.42	1.35
Net investment income	0.80	(5)	1.19	1.63	1.40	2.77	3.83

Portfolio Turnover Rate	29%		16%	1%	1%	1%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       33

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)(2)

BALANCED PORTFOLIO	2005(3)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.23		$12.05	$10.09	$11.17	$12.55	$12.64

Income (Loss) From Operations:
Net investment income(4)	0.06		0.16	0.19	0.16	0.33	0.50
Net realized and unrealized gain (loss)	0.20		0.17	1.96	(1.02)	(0.99)	0.55

Total Income (Loss) From Operations	0.26		0.33	2.15	(0.86)	(0.66)	1.05

Less Distributions From:
Net investment income	(0.04)		(0.15)	0.19	(0.16)	(0.33)	(0.44)
Net realized gains	—		—	—	—	(0.39)	(0.70)
Capital	—		—	(0.00)*	(0.06)	—	—

Total Distributions	(0.04)		(0.15)	(0.19)	(0.22)	(0.72)	(1.14)

Net Asset Value, End of Period	$12.45		$12.23	$12.05	$10.09	$11.17	$12.55

Total Return(5)	2.16%		2.74%	21.53%	(7.71)%	(5.28)%	8.67%

Net Assets, End of Period (000s)	$37,582		$39,570	$38,777	$28,972	$32,525	$35,202

Ratios to Average Net Assets:
Gross expenses	1.36	%(6)	1.41%	1.48%	1.43%	1.37%	1.35%
Net expenses(7)	1.36	(6)	1.40 (8)	1.48	1.43	1.37	1.35
Net investment income	0.97	(6)	1.32	1.69	1.51	2.82	3.89

Portfolio Turnover Rate	29%		16%	1%	1%	1%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended July 31, 2005 (unaudited).

(4)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.55%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

34       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

CONSERVATIVE PORTFOLIO	2005(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.46		$11.35		$9.94	$10.59	$11.51	$11.47

Income (Loss) From Operations:
Net investment income(3)	0.17		0.35		0.36	0.32	0.53	0.67
Net realized and unrealized gain (loss)	0.02		0.09	(4)	1.42	(0.55)	(0.81)	0.31

Total Income (Loss) From Operations	0.19		0.44		1.78	(0.23)	(0.28)	0.98

Less Distributions From:
Net investment income	(0.16)		(0.33)		(0.37)	(0.34)	(0.61)	(0.73)
Net realized gains	—		—		—	(0.00)	(0.03)	(0.21)
Capital	—		—		(0.00)*	(0.08)	—	—

Total Distributions	(0.16)		(0.33)		(0.37)	(0.42)	(0.64)	(0.94)

Net Asset Value, End of Period	$11.49		$11.46		$11.35	$9.94	$10.59	$11.51

Total Return(5)	1.69%		3.98	%(4)	18.28%	(2.18)%	(2.33)%	8.91%

Net Assets, End of Period (000s)	$77,255		$72,141		$60,332	$51,769	$58,176	$62,582

Ratios to Average Net Assets:
Gross expenses	0.74	%(6)	0.73%		0.74%	0.77%	0.70%	0.60%
Net expenses(7)	0.74	(6)	0.72	(8)	0.74	0.77	0.70	0.60
Net investment income	2.96	(6)	3.13		3.40	3.12	4.84	5.84

Portfolio Turnover Rate	27%		17%		7%	2%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       35

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

CONSERVATIVE PORTFOLIO	2005(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.62		$11.50		$10.08	$10.72	$11.60	$11.50

Income (Loss) From Operations:
Net investment income(3)	0.14		0.29		0.31	0.27	0.48	0.61
Net realized and unrealized gain (loss)	0.02		0.10	(4)	1.43	(0.55)	(0.82)	0.31

Total Income (Loss) From Operations	0.16		0.39		1.74	(0.28)	(0.34)	0.92

Less Distributions From:
Net investment income	(0.13)		(0.27)		(0.32)	(0.28)	(0.51)	(0.61)
Net realized gains	—		—		—	(0.00)*	(0.03)	(0.21)
Capital	—		—		(0.00)*	(0.08)	—	—

Total Distributions	(0.13)		(0.27)		(0.32)	(0.36)	(0.54)	(0.82)

Net Asset Value, End of Period	$11.65		$11.62		$11.50	$10.08	$10.72	$11.60

Total Return(5)	1.40%		3.47	%(4)	17.53%	(2.57)%	(2.84)%	8.33%

Net Assets, End of Period (000s)	$35,275		$39,253		$47,401	$42,027	$45,937	$52,197

Ratios to Average Net Assets:
Gross expenses	1.33	%(6)	1.27%		1.27%	1.29%	1.21%	1.10%
Net expenses(7)	1.30	(6)(8)	1.26	(8)	1.27	1.29	1.21	1.10
Net investment income	2.36	(6)	2.54		2.88	2.61	4.33	5.30

Portfolio Turnover Rate	27%		17%		7%	2%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.30%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

36       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)(2)

CONSERVATIVE PORTFOLIO	2005(3)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.59		$11.48		$10.06	$10.71	$11.59	$11.50

Income (Loss) From Operations:
Net investment income(4)	0.14		0.30		0.31	0.28	0.49	0.64
Net realized and unrealized gain (loss)	0.04		0.09	(5)	1.44	(0.56)	(0.82)	0.29

Total Income (Loss) From Operations	0.18		0.39		1.75	(0.28)	(0.33)	0.93

Less Distributions From:
Net investment income	(0.13)		(0.28)		(0.33)	(0.29)	(0.52)	(0.63)
Net realized gains	—		—		—	(0.00)*	(0.03)	(0.21)
Capital	—		—		(0.00)*	(0.08)	—	—

Total Distributions	(0.13)		(0.28)		(0.33)	(0.37)	(0.55)	(0.84)

Net Asset Value, End of Period	$11.64		$11.59		$11.48	$10.06	$10.71	$11.59

Total Return(6)	1.59%		3.42	%(5)	17.65%	(2.58)%	(2.76)%	8.35%

Net Assets, End of Period (000s)	$8,881		$9,615		$9,174	$7,472	$7,105	$7,530

Ratios to Average Net Assets:
Gross expenses	1.19	%(7)	1.22%		1.34%	1.23%	1.14%	1.05%
Net expenses(8)	1.19	(7)	1.22	(9)	1.25 (9)	1.23	1.14	1.05
Net investment income	2.48	(7)	2.61		2.89	2.69	4.41	5.49

Portfolio Turnover Rate	27%		17%		7%	2%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended July 31, 2005 (unaudited).

(4)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(5)	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.

(6)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(7)	Annualized.

(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(9)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       37

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

INCOME PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36		$10.34	$ 9.59	$ 9.95	$10.65	$10.64

Income (Loss) From Operations:
Net investment income(3)	0.21		0.41	0.43	0.42	0.63	0.72
Net realized and unrealized gain (loss)	(0.07)		0.02	0.79	(0.24)	(0.72)	0.07

Total Income (Loss) From Operations	0.14		0.43	1.22	0.18	(0.09)	0.79

Less Distributions From:
Net investment income	(0.21)		(0.41)	(0.43)	(0.46)	(0.61)	(0.76)
Net realized gains	—		—	—	—	—	(0.02)
Capital	—		—	(0.04)	(0.08)	—	—

Total Distributions	(0.21)		(0.41)	(0.47)	(0.54)	(0.61)	(0.78)

Net Asset Value, End of Period	$10.29		$10.36	$10.34	$ 9.59	$ 9.95	$10.65

Total Return(4)	1.35%		4.26%	13.02%	2.00%	(0.80)%	7.74%

Net Assets, End of Period (000s)	$36,384		$33,291	$27,538	$22,612	$23,640	$26,354

Ratios to Average Net Assets:
Gross expenses	0.83	%(5)	0.80%	0.77%	0.82%	0.74%	0.60%
Net expenses(6)	0.80	(5)(7)	0.79 (7)	0.77	0.80 (7)	0.74	0.60
Net investment income	4.22	(5)	4.04	4.34	4.36	6.14	6.80

Portfolio Turnover Rate	33%		3%	4%	5%	3%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

38       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

INCOME PORTFOLIO	2005(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.45		$10.42	$ 9.66	$10.02	$10.72	$10.65

Income (Loss) From Operations:
Net investment income(3)	0.19		0.36	0.38	0.37	0.58	0.67
Net realized and unrealized gain (loss)	(0.07)		0.02	0.80	(0.24)	(0.73)	0.07

Total Income (Loss) From Operations	0.12		0.38	1.18	0.13	(0.15)	0.74

Less Distributions From:
Net investment income	(0.18)		(0.35)	(0.38)	(0.41)	(0.55)	(0.65)
Net realized gains	—		—	—	—	—	(0.02)
Capital	—		—	(0.04)	(0.08)	—	—

Total Distributions	(0.18)		(0.35)	(0.42)	(0.49)	(0.55)	(0.67)

Net Asset Value, End of Period	$10.39		$10.45	$10.42	$ 9.66	$10.02	$10.72

Total Return(4)	1.17%		3.76%	12.43%	1.44%	(1.35)%	7.21%

Net Assets, End of Period (000s)	$14,461		$15,982	$20,863	$19,320	$21,210	$22,799

Ratios to Average Net Assets:
Gross expenses	1.50	%(5)	1.36%	1.32%	1.37%	1.26%	1.10%
Net expenses(6)	1.30	(5)(7)	1.29 (7)	1.30 (7)	1.30 (7)	1.26	1.10
Net investment income	3.66	(5)	3.49	3.80	3.85	5.62	6.29

Portfolio Turnover Rate	33%		3%	4%	5%	3%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2005 (unaudited).

(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.30%.

(7)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       39

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)(2)

INCOME PORTFOLIO	2005(3)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.44		$10.41	$ 9.65	$10.01	$10.71	$10.65

Income (Loss) From Operations:
Net investment income(4)	0.19		0.37	0.38	0.38	0.58	0.68
Net realized and unrealized gain (loss)	(0.07)		0.02	0.80	(0.24)	(0.72)	0.06

Total Income (Loss) From Operations	0.12		0.39	1.18	0.14	(0.14)	0.74

Less Distributions From:
Net investment income	(0.18)		(0.36)	(0.38)	(0.42)	(0.56)	(0.66)
Net realized gains	—		—	—	—	—	(0.02)
Capital	—		—	(0.04)	(0.08)	—	—

Total Distributions	(0.18)		(0.36)	(0.42)	(0.50)	(0.56)	(0.68)

Net Asset Value, End of Period	$10.38		$10.44	$10.41	$ 9.65	$10.01	$10.71

Total Return(5)	1.20%		3.81%	12.49%	1.49%	(1.29)%	7.22%

Net Assets, End of Period (000s)	$3,025		$3,207	$3,225	$2,844	$2,882	$3,229

Ratios to Average Net Assets:
Gross expenses	1.51	%(6)	1.46%	1.51%	1.62%	1.29%	1.05%
Net expenses(7)	1.25	(6)(8)	1.24 (8)	1.25 (8)	1.25 (8)	1.25 (8)	1.05
Net investment income	3.76	(6)	3.56	3.84	3.93	5.65	6.35

Portfolio Turnover Rate	33%		3%	4%	5%	3%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended July 31, 2005 (unaudited).

(4)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(8)	The manager has voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

40       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. The Balanced and Conservative Portfolios distribute net investment income quarterly and capital gains, if any, at least annually. The Income Portfolio distributes net investment income monthly and capital gains, if any, at least annually. In addition the High Growth and Growth Portfolios distribute net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       41

Notes to Financial Statements (unaudited) (continued)

transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions

SBFM, an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment Manager to the Fund. Each Fund pays SBFM a management fee calculated at the annual rate of 0.20% of the Funds’ average daily net assets. In addition, the Funds pay management and administration fees to SBFM, as a shareholder in the Underlying Funds. These management and administration fees range from 0.56% to 0.80% of the average daily net assets of the Underlying Funds.

During the six months ended July 31, 2005, the High Growth, Growth and Balanced Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.55% and 1.55%, respectively, of the average daily net assets of each class. During the six months ended July 31, 2005, the Conservative and Income Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. These expense limitations resulted in a voluntary waiver of management fees and/or reimbursement of expenses of $664,388, $244,173, $5,117 and $24,816 for the High Growth, Growth, Conservative and Income Portfolios, respectively.

These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent and PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. During the six months ended July 31, 2005, the High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $1,453,529, $941,936, $384,023, $98,711 and $40,497, respectively, to CTB.

42       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, for the six months ended July 31, 2005, the Funds also paid the following amounts to other Citigroup affiliates for shareholder recordkeeping services:

High Growth Portfolio	$4,162

Growth Portfolio	5,229

Balanced Portfolio	7,257

Conservative Portfolio	5,112

Income Portfolio	3,048

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

For High Growth, Growth and Balanced Portfolios, there is a maximum initial sales charge of 5.00% for Class A shares. For Conservative and Income Portfolios, there is a maximum initial sales charge of 4.50% for Class A shares. The High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for High Growth and Balanced Portfolios and $500,000 in the aggregate for Conservative and Income Portfolios. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2005, CGM and its affiliates received sales charges on sales of the Funds’ Class A shares. In addition, for the six months ended July 31, 2005, CDSCs paid to CGM and its affiliate for Class B and C shares were approximately:

	Sales Charges	CDSCs
	Class A	Class B	Class C
High Growth Portfolio	$654,000	$163,000	$1,900

Growth Portfolio	492,000	152,000	2,000

Balanced Portfolio	403,000	95,000	1,100

Conservative Portfolio	154,000	48,000	2,000

Income Portfolio	42,000	12,000		*

*	Represents less than $1,000.

Certain officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       43

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended July 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Growth Portfolio	$284,411,407	$319,216,230

Growth Portfolio	250,079,493	280,836,548

Balanced Portfolio	115,292,320	128,034,828

Conservative Portfolio	32,871,455	32,499,552

Income Portfolio	19,030,861	17,574,061

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
High Growth Portfolio	$144,235,632	$(10,760,483)	$133,475,149

Growth Portfolio	74,247,392	(28,749,929)	45,497,463

Balanced Portfolio	27,270,508	(5,193,846)	22,076,662

Conservative Portfolio	4,173,525	(6,073,108)	(1,899,583)

Income Portfolio	218,185	(4,508,511)	(4,290,326)

4.	Class Specific Expenses

Pursuant to a Distribution Plan, the Funds pay a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. The Conservative and Income Portfolios each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended July 31, 2005, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$517,870	$1,083,007	$197,669

Growth Portfolio	456,365	1,050,490	197,480

Balanced Portfolio	285,714	623,375	190,619

Conservative Portfolio	92,496	137,603	31,714

Income Portfolio	43,466	56,510	10,860

For the six months ended July 31, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$1,031,572	$583,896	$29,195

Growth Portfolio	676,743	459,937	35,303

Balanced Portfolio	259,803	178,801	23,794

Conservative Portfolio	84,121	56,247	9,799

Income Portfolio	35,263	28,306	6,593

44       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended July 31, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$46,079	$29,935	$2,573

Growth Portfolio	24,498	20,423	2,019

Balanced Portfolio	9,318	7,644	1,422

Conservative Portfolio	3,922	2,731	806

Income Portfolio	1,574	1,068	303

5. Distributions to Shareholders by Class

	Six Months Ended July 31, 2005	Year Ended January 31, 2005
GROWTH PORTFOLIO:
Net Investment Income
Class A	$—	$4,989,988
Class B	—	1,089,428
Class C*	—	288,123

Total	$—	$6,367,539

BALANCED PORTFOLIO:
Net Investment Income
Class A	$1,636,453	$4,086,822
Class B	358,097	1,712,414
Class C*	133,373	479,018

Total	$2,127,923	$6,278,254

CONSERVATIVE PORTFOLIO:
Net Investment Income
Class A	$1,055,416	$1,964,779
Class B	412,472	1,007,860
Class C*	103,966	220,234

Total	$1,571,854	$3,192,873

INCOME PORTFOLIO:
Net Investment Income
Class A	$709,233	$1,207,190
Class B	261,396	605,855
Class C*	55,148	110,513

Total	$1,025,777	$1,923,558

*	Effective April 29, 2004, the Funds renamed Class L shares as Class C shares.

For the six months ended July 31, 2005, the High Growth Portfolio did not make any distributions.

6.	Transfer of Net Assets

On July 23, 2004, the Smith Barney Allocation Series Inc. – High Growth Portfolio (“High Growth Portfolio”) acquired the assets and liabilities of Smith Barney Allocation Series Inc. – Global Portfolio (“Global Portfolio”) pursuant to a plan of reorganization approved by Global Portfolio shareholders on July 14, 2004. Total shares issued by High Growth Portfolio, the total net assets of the Global Portfolio and total net assets of High Growth Portfolio on the date of the transfer were as follows:

Acquired Portfolio	Shares Issued by High Growth Portfolio	Total Net Assets of Global Portfolio	Total Net Assets of High Growth Portfolio
Global Portfolio	2,349,131	$28,632,738	$615,807,499

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       45

Notes to Financial Statements (unaudited) (continued)

The total net assets of the Global Portfolio before acquisition included unrealized depreciation of $1,673,310, accumulated net realized loss of $5,120,319 and undistributed net investment loss of $165,805. Total net assets of the High Growth Portfolio immediately after the transfer were $644,440,237. This transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.	Capital Shares

At July 31, 2005, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain expenses, those specifically related to the distribution of its shares.

Transactions in shares of each class within each Fund were as follows:

	Six Months Ended July 31, 2005		Year Ended January 31, 2005
	Shares	Amount	Shares	Amount
HIGH GROWTH PORTFOLIO:
Class A
Shares sold	2,871,189	$39,390,589	6,057,507	$79,670,404
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. – Global Portfolio (Note 6)	—	—	1,339,237	16,525,525
Shares repurchased	(2,560,834)	(35,231,494)	(4,254,236)	(55,833,894)

Net Increase	310,355	$4,159,095	3,142,508	$40,362,035

Class B
Shares sold	660,237	$8,765,607	1,529,385	$19,531,740
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. – Global Portfolio (Note 6)	—	—	937,963	11,240,780
Shares repurchased	(2,853,961)	(37,928,119)	(6,317,823)	(80,683,120)

Net Decrease	(2,193,724)	$(29,162,512)	(3,850,475)	$(49,910,600)

Class C*
Shares sold	185,598	$2,483,308	482,960	$6,194,382
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. – Global Portfolio (Note 6)	—	—	71,931	866,433
Shares repurchased	(606,237)	(8,059,322)	(652,053)	(8,336,040)

Net Decrease	(420,639)	$(5,576,014)	(97,162)	$(1,275,225)

GROWTH PORTFOLIO:
Class A
Shares sold	3,322,972	$39,356,877	7,407,741	$85,287,924
Shares issued on reinvestment	—	—	414,831	4,936,829
Shares repurchased	(2,830,382)	(33,608,261)	(4,799,755)	(55,324,914)

Net Increase	492,590	$5,748,616	3,022,817	$34,899,839

Class B
Shares sold	659,901	$7,893,792	1,617,086	$18,781,778
Shares issued on reinvestment	—	—	89,926	1,074,523
Shares repurchased	(3,461,368)	(41,414,461)	(8,536,261)	(98,877,606)

Net Decrease	(2,801,467)	$(33,520,669)	(6,829,249)	$(79,021,305)

Class C*
Shares sold	205,433	$2,463,274	515,228	$5,997,075
Shares issued on reinvestment	—	—	23,060	276,871
Shares repurchased	(722,725)	(8,656,112)	(756,378)	(8,805,657)

Net Decrease	(517,292)	$(6,192,838)	(218,090)	$(2,531,711)

BALANCED PORTFOLIO:
Class A
Shares sold	2,248,323	$26,786,776	5,773,993	$67,246,800
Shares issued on reinvestment	135,593	1,607,899	342,585	4,022,991
Shares repurchased	(1,909,231)	(22,740,170)	(3,719,978)	(43,347,882)

Net Increase	474,685	$5,654,505	2,396,600	$27,921,909

46       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2005		Year Ended January 31, 2005
	Shares	Amount	Shares	Amount
Class B
Shares sold	461,441	$5,612,733	1,172,502	$13,929,256
Shares issued on reinvestment	28,956	351,370	139,649	1,676,831
Shares repurchased	(1,937,124)	(23,594,244)	(4,890,234)	(58,294,684)

Net Decrease	(1,446,727)	$(17,630,141)	(3,578,083)	$(42,688,597)

Class C*
Shares sold	199,471	$2,437,500	593,656	$7,059,264
Shares issued on reinvestment	9,866	119,924	35,954	432,898
Shares repurchased	(426,639)	(5,194,396)	(613,525)	(7,299,836)

Net Increase (Decrease)	(217,302)	$(2,636,972)	16,085	$192,326

CONSERVATIVE PORTFOLIO:
Class A
Shares sold	992,781	$11,277,029	2,540,350	$28,555,608
Shares issued on reinvestment	91,449	1,033,657	171,421	1,929,768
Shares repurchased	(659,434)	(7,497,462)	(1,732,287)	(19,464,034)

Net Increase	424,796	$4,813,224	979,484	$11,021,342

Class B
Shares sold	238,289	$2,752,535	510,111	$5,798,409
Shares issued on reinvestment	34,898	400,315	84,967	969,251
Shares repurchased	(625,499)	(7,214,656)	(1,337,264)	(15,237,959)

Net Decrease	(352,312)	$(4,061,806)	(742,186)	$(8,470,299)

Class C*
Shares sold	80,493	$925,983	278,611	$3,180,622
Shares issued on reinvestment	8,197	93,854	17,857	203,304
Shares repurchased	(154,872)	(1,778,250)	(266,364)	(3,017,532)

Net Increase (Decrease)	(66,182)	$(758,413)	30,104	$366,430

INCOME PORTFOLIO:
Class A
Shares sold	713,678	$7,315,264	1,072,931	$10,980,410
Shares issued on reinvestment	65,334	669,700	111,683	1,143,545
Shares repurchased	(458,533)	(4,704,455)	(634,767)	(6,505,091)

Net Increase	320,479	$3,280,509	549,847	$5,618,864

Class B
Shares sold	101,503	$1,053,649	232,473	$2,401,979
Shares issued on reinvestment	23,317	241,201	54,348	561,129
Shares repurchased	(262,236)	(2,717,758)	(759,258)	(7,827,500)

Net Decrease	(137,416)	$(1,422,908)	(472,437)	$(4,864,392)

Class C*
Shares sold	40,564	$419,220	92,944	$961,447
Shares issued on reinvestment	4,810	49,718	9,203	94,970
Shares repurchased	(61,147)	(632,283)	(104,679)	(1,081,521)

Net Decrease	(15,773)	$(163,345)	(2,532)	$(25,104)

*	Effective April 29, 2004, the Funds renamed Class L shares as Class C shares.

8.	Capital Loss Carryforward

On January 31, 2005, High Growth Portfolio had a net capital loss carryforward of $64,043,890 of which $421,100 expires in 2009, $11,556,093 expires in 2010, $3,536,453 expires in 2011, $48,378,170 expires in 2012 and $152,074 expires in 2013. Growth Portfolio had a net capital loss carryforward of $61,904,376 of which $4,500,794 expires in 2011, $39,796,228 expires in 2012 and $17,607,354 expires in 2013. Balanced Portfolio had a net capital loss

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       47

Notes to Financial Statements (unaudited) (continued)

carryforward of $17,488,928 of which $1,771,603 expires in 2011, $3,050,500 expires in 2012 and $12,666,825 expires in 2013. Conservative Portfolio had a net capital loss carryforward of $1,232,893 of which $937,591 expires in 2012 and $295,302 expires in 2013. Income Portfolio had a net capital loss carryforward of $1,097,899 of which $656,502 expires in 2009, $345,727 expires in 2012 and $95,670 expires in 2013.

9.	Paid in Kind Redemptions

On March 31, 2005, the Board of Directors of the Company approved certain changes to the investment strategy of the Company in connection with an overall plan to reduce the number of Underlying funds in which each Portfolio may invest, simplify each of the Portfolios’ allocation structure and eliminate certain size and style biases in the allocations to the Underlying Funds.

In connection with the approved plan, during the six months ended July 31, 2005, the Company received securities in lieu of cash proceeds from the following funds to satisfy redemptions:

Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund

Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund

Smith Barney Small Cap Core Fund Inc.

Smith Barney World Funds, Inc. — International All Cap Growth Fund

Subsequently, the securities were sold. The income, realized capital gains and losses, and currency gains and losses from these security sales are noted in the statements of operations.

10.	Distributions Subsequent to July 31, 2005

The Growth Portfolio and Income Portfolio made distributions of the following amounts:

Class A
GROWTH PORTFOLIO
Record date:	8/18/05

Ex-date:	8/19/05

Payable date:	8/19/05

Amount per share:	$0.000908

	Class A	Class B	Class C
INCOME PORTFOLIO
Record date:	8/23/05	8/23/05	8/23/05

Ex-date:	8/24/05	8/24/05	8/24/05

Payable date:	8/26/05	8/26/05	8/26/05

Amount per share:	$0.034500	$0.030200	$0.030700

11.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that:

48       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

12.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       49

Notes to Financial Statements (unaudited) (continued)

brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

13.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management contract with the manager. Therefore, the Fund’s Board has approved a new investment management contract between the Fund and the manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to the shareholders of the Fund for their approval.

14.	Subsequent Event

The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM), an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

50       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       51

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Allocation Series Inc. (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from Smith Barney Fund Management LLC, the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager, and the Fund’s distributors, as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The Fund has a combined investment advisory and administration agreement. The discussion below covers the advisory and administrative functions being rendered by the Manager.

Board Approval of Management Agreement.

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

52       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

At the Board’s request following the conclusion of the 2004 contract continuance discussion, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Smith Barney Allocation Series Inc.: Balanced Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “balanced funds” by Lipper, showed that the Fund’s performance for the 1-year period was below the median while the performance for the 3- and 5-year periods was better than the median. The Board noted that the short-term performance of approximately two-thirds of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc.: Conservative Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “income funds” by Lipper, showed that the Fund’s performance for the 1-year period was lower than the median while the performance for the 3- and 5-year periods was better than the median. The Board noted that the short-term performance of approximately two-thirds of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc.: Growth Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “multi-cap core funds” by Lipper, showed that the Fund’s performance for the 1-year period was lower than the median while the performance for the 3- and 5-year periods was within the median range. The Board noted that the short-term performance of approximately two-thirds of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       53

Board Approval of Management Agreement (unaudited) (continued)

Smith Barney Allocation Series Inc.: High Growth Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “multi-cap core funds” by Lipper, showed that the Fund’s performance for the 1- and 5-year periods was lower than the median while the performance for the 3-year period was within the median range. The Board noted that the short-term performance of over eighty percent of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc.: Income Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “general bond funds” by Lipper, showed that the Fund’s performance for the 1- and 3-year periods was better than the median while the performance for the 5-year period was lower than the median. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s relative investment performance was acceptable.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

Smith Barney Allocation Series Inc.: Balanced Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of five retail front-end load fund of funds (including the Fund) classified as

54       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

“balanced funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and that the Contractual Management Fee was lower than the median. The Board noted that the Fund’s total expense ratio was within the median range and concluded that it was acceptable.

Smith Barney Allocation Series Inc.: Conservative Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of seven retail front-end load funds of funds (including the Fund) that are classified as “income funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and that the Contractual Management Fee was lower than the median while the Actual Management Fee was higher than the median. The Board noted that the Fund’s total expense ratio was within the median range and concluded that it was acceptable. The Board will continue to monitor the management fees and total expenses of the Fund.

Smith Barney Allocation Series Inc.: Growth Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of five retail front-end load funds of funds (including the Fund) that are classified as “multi-cap core funds, multi-cap value funds, large-cap core funds and large-cap value funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s total expense ratio was within the median range and concluded that it was acceptable.

Smith Barney Allocation Series Inc.: High Growth Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of eight retail front-end load funds of funds (including the Fund) that are classified as “multi-cap core funds and multi-cap value funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and that the Contractual Management Fee was within the median range while the Actual Management Fee was better than the median. The Board noted that half of the peer group fully waived or reimbursed their full management fee (including the Fund) and that the Fund’s total expense ratio was higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

Smith Barney Allocation Series Inc.: Income Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of three retail front-end load funds of funds (including the Fund) that are classified as “general bond funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and that the Contractual Management Fee was within the median range while the Actual Management Fee was higher than the median. The Board noted that the Fund’s total expense ratio was also higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund. The Board noted that the Expense Group analysis was not very conclusive due to the limited number of general bond fund of funds and will continue to monitor the management fees and total expenses of the Fund.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report       55

Board Approval of Management Agreement (unaudited) (continued)

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow to beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager, and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

56       Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Smith Barney Allocation Series Inc.

DIRECTORS

H. John Ellis

R. Jay Gerken, CFA

Chairman

Armon E. Kamesar

Stephen E. Kaufman

John J. Murphy

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Steven Bleiberg

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance Officer

and Chief Compliance Officer

Robert I. Frenkel

Secretary and Chief

Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island 02940-9662

SMITH BARNEY

ALLOCATION SERIES INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Smith Barney Allocation Series Inc.

High Growth Portfolio

Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Income Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD01185 9/05	05-9096

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date: October 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date: October 10, 2005

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Smith Barney Allocation Series Inc.

Date: October 10, 2005